Ordinary Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands			1 Months Ended			12 Months Ended
	Nov. 19, 2020 CNY (¥) shares	Nov. 19, 2020 USD ($) shares	Sep. 30, 2020 shares	Apr. 30, 2020 shares	Jul. 31, 2019 shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2020 $ / shares shares	Sep. 30, 2016 USD ($) $ / shares shares
Class Of Stock [Line Items]
Ordinary shares authorized share capital | $														$ 50,000
Common stock, shares authorized					4,044,840,121				10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000		5,000,000,000
Common stock, par value | $ / shares									$ 0.00001		$ 0.00001			$ 0.00001
Ordinary shares repurchased					7,713,574			62,388,247
Issuances of shares due to exercise of share options, shares							7,686,832
Total proceeds, net of issuance costs | ¥								¥ 4,380,213
Repurchased of ordinary shares, consideration | ¥						¥ 646,820	¥ 22,319	¥ 483,622
American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased						72,625,763	1,846,823
Share Price | ¥ / shares										¥ 8.9062		¥ 12.0848
American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	67,562,500	67,562,500
Total proceeds, net of issuance costs	¥ 4,350,000	$ 664,700,000
Founders
Class Of Stock [Line Items]
Ordinary shares redesignated into preferred shares								6,443,998
Class A Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					3,130,264,924				6,000,000,000	6,000,000,000	6,000,000,000	6,000,000,000
Ordinary shares, voting rights						one vote per share
Common stock, shares issued									2,030,600,883	2,030,600,883	1,938,303,919	1,938,303,919
Ordinary shares, decrease in authorized shares													392,306,730
Class A Ordinary Shares | American Depositary Shares
Class Of Stock [Line Items]
Ordinary shares repurchased						290,503,052	7,387,292
Share Price | ¥ / shares										¥ 2.2266		¥ 3.0212
Repurchased of ordinary shares, consideration | ¥						¥ 646,820	¥ 22,319
Class A Ordinary Shares | American Depositary Shares | Initial Public Offering ("IPO")
Class Of Stock [Line Items]
Issuance of ordinary shares upon initial public offering, shares	270,250,000	270,250,000
Class A Ordinary Shares | Share Incentive Plan Trust
Class Of Stock [Line Items]
Common stock, shares issued													149,363,572
Class A Ordinary Shares | Options
Class Of Stock [Line Items]
Issuances of shares due to exercise of share options, shares								15,518,385
Class B Ordinary Shares
Class Of Stock [Line Items]
Common stock, shares authorized					914,575,197				960,852,606	960,852,606	960,852,606	960,852,606
Common stock, par value | $ / shares													$ 0.00001
Ordinary shares, voting rights						ten votes per share
Common stock, shares issued									666,572,880	666,572,880	758,869,844	758,869,844
Ordinary shares repurchased								62,388,247
Ordinary shares, increase in authorized shares													46,277,409
Class B Ordinary Shares | Share Incentive Plan Trust
Class Of Stock [Line Items]
Common stock, shares issued													21,356,415
Class B Ordinary Shares | Founders
Class Of Stock [Line Items]
Common stock, shares issued					157,846,049								93,753,239
Series C Preferred Shares
Class Of Stock [Line Items]
Temporary equity, increase in authorized shares													66,432,971
Temporary equity, nominal or par value | $ / shares													$ 0.00001
Issuance of ordinary shares upon initial public offering, shares			39,859,783	26,573,188
Series C Preferred Shares | Investors
Class Of Stock [Line Items]
Temporary equity, shares issued					7,713,574
Series Seed Preferred Shares
Class Of Stock [Line Items]
Temporary equity, increase in authorized shares													68,832,245
Temporary equity, nominal or par value | $ / shares													$ 0.00001
Series Seed Preferred Shares | Investors
Class Of Stock [Line Items]
Temporary equity, shares issued													62,388,247
Series D Preferred Shares
Class Of Stock [Line Items]
Temporary equity, increase in authorized shares													66,432,971
Temporary equity, nominal or par value | $ / shares													$ 0.00001
Series E Preferred Shares
Class Of Stock [Line Items]
Temporary equity, increase in authorized shares													144,331,134
Temporary equity, nominal or par value | $ / shares													$ 0.00001